Note 15 - Other Assets - Schedule of Other Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Other current assets	$ 549,085	$ 151,816
Other non-current assets	2,420,960	1,494,740
Other assets	2,970,045	1,646,556
Guarantee deposits [member]
Statement Line Items [Line Items]
Other current assets	317,959	0
Other non-current assets	2,070,230	1,432,177
Other assets	2,388,189	1,432,177
Lease and other deposits [member]
Statement Line Items [Line Items]
Other current assets	46,478	0
Other non-current assets	285,269	0
Other assets	331,747	0
Receivables from statutory authorities [member]
Statement Line Items [Line Items]
Other current assets	184,075	88,396
Other non-current assets	0	0
Other assets	184,075	88,396
Advances to employees [member]
Statement Line Items [Line Items]
Other current assets	573	60,366
Other non-current assets	0	0
Other assets	573	60,366
Other assets [member]
Statement Line Items [Line Items]
Other current assets	0	3,054
Other non-current assets	65,461	62,563
Other assets	$ 65,461	$ 65,617